12. FINANCIAL INSTRUMENTS (Details 16) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Shareholder's equity (equity)	R$ 11,361,932	R$ 10,013,440	R$ 8,288,229	R$ 7,384,521
Capital Management [Member]
Disclosure of detailed information about financial instruments [line items]
Shareholder's equity (equity)	11,361,932	10,013,440
Borrowings and Financing (Third-party capital)	R$ 27,967,036	R$ 28,827,074
Gross Debit/Shareholder's equity	R$ 2.46	R$ 2.88